BISHOP STREET FUNDS

Bishop Street Strategic Growth Fund (the “Fund”)

Supplement dated November 14, 2013

to the

Prospectus

dated May 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

On October 14, 2013, shareholders of the Fund approved a new investment sub-advisory agreement (the “New Agreement”) between Bishop Street Capital Management (“BSCM”), the investment adviser of the Fund, and Columbia Management Investment Advisers, LLC (“CMIA”), with respect to the Fund. In addition, at the August 12, 2013 meeting of the Board of Trustees of Bishop Street Funds, the Trustees approved the termination of BNP Paribas Asset Management, Inc. (“BNP”) as sub-adviser to the Fund, effective upon shareholder approval of the New Agreement between BSCM and CMIA. Accordingly, BNP has now been terminated as sub-adviser to the Fund, and CMIA now serves as sub-adviser to the Fund pursuant to the New Agreement.

Accordingly, effective immediately, the Prospectus is amended as follows:

1.	All references to BNP Paribas Asset Management, Inc. in the Prospectus are hereby deleted.

2.	The text in the section entitled “Principal Investment Strategies” on page 2 is hereby deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the “Index”). The market capitalization range of the companies included within the Index was $1.5 billion to $433 billion as of September 30, 2013. The Fund invests primarily in common stocks of companies that Columbia Management Investment Advisers, LLC (Sub-Adviser) believes have the potential for long-term growth. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund does not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.

The Sub-Adviser targets innovative companies that are gaining market share in industries that represent a larger segment of the overall economy. The Sub-Adviser believes such financially strong, rapidly growing companies have the potential to provide investors with considerably higher returns than the overall market.

The Sub-Adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The Sub-Adviser considers, among other factors:

•	overall economic and market conditions; and

•	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

3.	In the section entitled “Principal Risks” beginning on page 2, the following text is hereby added in the appropriate alphabetical order thereof:

¢	Foreign Securities Risk

Foreign securities involve additional risks such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information, and unfavorable political or legal developments.

4.	The text in the subsection entitled “Management of the Fund” on page 3 is hereby deleted and replaced with the following:

Bishop Street Capital Management serves as investment adviser to the Fund. Columbia Management Investment Advisers, LLC serves as investment sub-adviser to the Fund. Messrs. Thomas M. Galvin, Todd D. Herget, and Richard A. Carter, portfolio managers of the Sub-Adviser, have co-managed the Fund since October 2013.

5.	The text in the subsection entitled “Foreign Securities Risk” beginning on page 19 is hereby deleted and replaced with the following:

¢ ¢ ¢	FOREIGN SECURITIES RISK

(Strategic Growth Fund and

Dividend Value Fund)

Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. A Fund’s investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

6.	The reference to the “S&P 500 Composite Index” in the chart following the first paragraph under the section entitled “More Information about Indices” on page 21 (the “Indices Chart”) is hereby deleted and replaced with “Russell 1000® Growth Index.” The fourth paragraph following the Indices Chart is hereby deleted and replaced with the following:

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

7.	The text in the subsection entitled “Investment Sub-Advisers” beginning on page 23 is hereby deleted and replaced with the following:

Columbia Management Investment Advisers, LLC (CMIA), a Minnesota limited liability company established in 2005, serves as the sub-adviser for the Strategic Growth Fund and the Dividend Value Fund and manages each Fund’s assets on a day-to-day basis. CMIA, located at 225 Franklin Street, Boston, MA 02110, is an investment adviser registered with the SEC under the Advisers Act and is a wholly owned subsidiary of Ameriprise Financial, Inc., located at 1099 Ameriprise Financial Center, Minneapolis, Minnesota 55474. CMIA’s management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment adviser to mutual funds, CMIA acts as investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies, exchange-traded funds and financial intermediaries. In rendering investment advisory services, CMIA may use the research and other expertise of other affiliates and third parties in managing a Fund’s investments. As of September 30, 2013, CMIA had assets under management of approximately $336.6 billion.

8.	The following is added after the third paragraph of the subsection entitled “Portfolio Managers” on page 24:

Thomas M. Galvin, CFA, of CMIA, serves as the Strategic Growth Fund’s co-portfolio manager. Mr. Galvin is a senior portfolio manager and head of Focused Large Cap Growth of CMIA and has been a portfolio manager of the Fund since October 2013. Mr. Galvin joined CMIA in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Galvin began his investment career in 1983 and earned an undergraduate degree in finance from Georgetown University and M.B.A. from New York University.

Todd D. Herget, of CMIA, serves as the Strategic Growth Fund’s co-portfolio manager. Mr. Herget is a portfolio manager of CMIA and has been a portfolio manager of the Fund since October 2013. Mr. Herget joined CMIA in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Herget began his investment career in 1998 and earned a B.S. from Brigham Young University and M.B.A. from the University of Notre Dame.

Richard A. Carter, of CMIA, serves as the Strategic Growth Fund’s co-portfolio manager. Mr. Herget is a portfolio manager of CMIA and has been a portfolio manager of the Fund since October 2013. Mr. Carter joined CMIA in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Carter began his investment career in 1993 and earned a B.A. from Connecticut College.

Please retain this supplement for future reference.

BSF-SK-015-0100

BISHOP STREET FUNDS

Bishop Street Strategic Growth Fund (the “Fund”)

Supplement dated November 14, 2013

to the

Statement of Additional Information (the “SAI”)

dated May 1, 2013

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

On October 14, 2013, shareholders of the Fund approved a new investment sub-advisory agreement (the “New Agreement”) between Bishop Street Capital Management (“BSCM”), the investment adviser of the Fund, and Columbia Management Investment Advisers, LLC (“CMIA”), with respect to the Fund. In addition, at the August 12, 2013 meeting of the Board of Trustees of Bishop Street Funds, the Trustees approved the termination of BNP Paribas Asset Management, Inc. (“BNP”) as sub-adviser to the Fund, effective upon shareholder approval of the New Agreement between BSCM and CMIA. Accordingly, BNP has now been terminated as sub-adviser to the Fund, and CMIA now serves as sub-adviser to the Fund pursuant to the New Agreement.

Accordingly, effective immediately, the SAI is amended as follows:

1.	All references to BNP Paribas Asset Management, Inc. in the SAI are hereby deleted.

2.	In the chart following the “Legend” under the heading “Description of Permitted Investments” on page 2, the “*” symbol located in the “Strategic Growth Fund” column and “American Depository Receipts” row is hereby deleted and replaced with a “Ö” symbol.

3.	The first two paragraphs under the sub-heading “Columbia Management Investment Advisors, LLC” on page 16 are hereby deleted and replaced with the following:

General. Columbia Management Investment Advisers, LLC (“CMIA”), a Minnesota limited liability company established in 2005 with its principal place of business located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the sub-adviser for the Strategic Growth Fund and the Dividend Value Fund and manages each Fund’s portfolio on a day-to-day basis. CMIA selects, buys, and sells securities for the Funds under the supervision of the Adviser and the Board of Trustees. CMIA is an investment adviser registered as such with the SEC under the Advisers Act and is a wholly owned subsidiary of Ameriprise Financial, Inc. As of September 30, 2013, CMIA had assets under management of approximately $336.6 billion.

Sub-Advisory Agreement with the Adviser. The Adviser and CMIA are parties to a sub-advisory agreement dated May 24, 2010, as amended, under which CMIA provides sub-advisory services to the Strategic Growth Fund and the Dividend Value Fund (the “CMIA Sub-Advisory Agreement”). Under the CMIA Sub-Advisory Agreement, CMIA is entitled to fees calculated daily and paid monthly at the following annual rate: 0.36% on the first $75 million of each Fund’s net assets; 0.35% on the next $75 million of each Fund’s net assets; 0.325% on the next $100 million of each Fund’s net assets; 0.30% on the next $250 million of each Fund’s net assets; and 0.25% on each Fund’s assets over $500 million. These fees are paid by the Adviser; CMIA receives no sub-advisory fees directly from either Fund. For the period from May 1, 2010 through December 31, 2010 and for the fiscal years ended December 31, 2011 and December 31, 2012, CMIA received sub-advisory fees for its services provided to the Dividend Value Fund of $122,729, $200,194 and $214,148, respectively, and waived $0 of those fees.

After the initial two year term, the continuance of the CMIA Sub-Advisory Agreement with respect to a Fund must be specifically approved at least annually (i) by the vote of a majority of the Trustees who are not parties to the CMIA Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the vote of the Trustees or a majority of outstanding shares of such Fund, as defined in the 1940 Act. The CMIA Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty with respect to a Fund by the Trustees of the Trust or by a majority of the outstanding shares of such Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser; by the Adviser on not less than 30 days’ nor more than 60 days’ written notice to CMIA; or by CMIA on not less than 30 days’ nor more than 60 days’ written notice to the Adviser. In addition, the CMIA Sub-Advisory Agreement will terminate automatically and immediately in the event of the termination of the Advisory Agreement.

Prior to October 14, 2013, the Strategic Growth Fund was sub-advised by BNP Paribas Asset Management, Inc. (“BNPP AM”) pursuant to the terms of a sub-advisory agreement dated July 1, 2002 between the Adviser and BNPP AM. Under the agreement, BNPP AM was entitled to fees calculated daily and paid monthly at an annual rate of 0.37% of the Strategic Growth Fund’s average daily net assets (less any waivers). These fees were paid by the Adviser; BNPP AM received no sub-advisory fees directly from the Fund. For the fiscal years ended December 31, 2010, 2011 and 2012, BNPP AM received sub-advisory fees of $198,213, $188,141 and $185,595, respectively, and waived $0 of those fees.

Prior to May 1, 2010, the Dividend Value Fund was sub-advised by Columbia Management Advisors, LLC (“CMA”) pursuant to the terms of a sub-advisory agreement dated January 25, 2010 between the Adviser and CMA. Under the agreement, CMA was entitled to fees calculated daily and paid monthly at the following annual rate: 0.36% on the first $75 million of net assets; 0.35% on the next $75 million of net assets; 0.325% on the next $100 million of net assets; 0.30% on the next $250 million of net assets; and 0.25% on assets over $500 million. These fees were paid by the Adviser; CMA received no sub-advisory fees directly from the Fund. For the period from February 1, 2010 through April 30, 2010, CMA received sub-advisory fees of $44,909 and waived $0 of those fees.

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Prior to February 1, 2010, the Dividend Value Fund was sub-advised by Lotsoff Capital Management (“Lotsoff”) pursuant to the terms of a sub-advisory agreement dated October 17, 2005 between the Trust, the Adviser and Lotsoff. Under the agreement, Lotsoff was entitled to fees calculated daily and paid monthly at an annual rate of 0.24% of the aggregate average daily net assets of the Dividend Value Fund up to (but not including) $300 million, 0.225% of the aggregate average daily net assets of the Fund up to (but not including) $1 billion and 0.20% of the aggregate average daily net assets of the Fund in excess of $1 billion. These fees were paid by the Adviser; Lotsoff received no sub-advisory fees directly from the Fund. For the period from January 1, 2010 through January 31, 2010, Lotsoff received sub-advisory fees of $10,283 and waived $0 of those fees.

4.	The first sentence under the subsection entitled “Fund Shares Owned by Portfolio Managers” on page 18 is hereby deleted and replaced with the following:

The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Fund(s) he or she manages as of the end of the Trust’s most recently completed fiscal year, unless otherwise noted.

5.	In the chart under the subsection entitled “Fund Shares Owned by Portfolio Managers” on page 18, the following text is hereby inserted above the row relating to Michael Barclay:

Portfolio Manager	Fund Name	Dollar Range of Shares Owned
Thomas M. Galvin	Strategic Growth Fund	None[1]
Todd D. Herget	Strategic Growth Fund	None[1]
Richard A. Carter	Strategic Growth Fund	None[1]

[1]	Valuation date is October 31, 2013.

6.	The third sentence under the subsection entitled “Management of Other Accounts” on page 19 is hereby deleted and replaced with the following:

All information is as of the most recently completed fiscal year end, unless otherwise noted.

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7.	In the chart under the subsection entitled “Management of Other Accounts - CMIA” on page 19, the following text is hereby inserted above the row relating to Michael Barclay:

Name	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Number of Accounts		Total Assets (Billions)		Number of Accounts		Total Assets (Millions)		Number of Accounts		Total Assets (Billions)
Thomas M. Galvin	7	[1]	$6.51	[1]	1	[1]	$64.92	[1]	47	[1]	$2.34	[1]
Todd D. Herget	5	[1]	$6.5	[1]	1	[1]	$64.92	[1]	47	[1]	$2.11	[1]
Richard A. Carter	5	[1]	$6.5	[1]	1	[1]	$64.92	[1]	43	[1]	$2.11	[1]

[1]	Provided as of March 31, 2013.

8.	The first paragraph under the heading “Proxy Voting” on page 46 is hereby deleted and replaced with the following:

The Board has delegated the responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. With respect to the Strategic Growth Fund and the Dividend Value Fund, the Adviser has delegated proxy voting responsibility to CMIA. The Adviser and CMIA will each vote such proxies in accordance with its proxy voting policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Funds’ proxy voting record.

Please retain this supplement for future reference.

BSF-SK-016-0100

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